EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator [Abstract]
Net (Loss) Income	$ (70)	$ (10,844)	$ 6,931	$ (70)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	8,772,166	23,203,142	20,314,530	8,772,166
Dilutive effect of Warrants issued (in shares)		0	35,874	0
Dilutive - Weighted Average Common Shares Outstanding (in shares)	8,772,166	23,203,142	20,350,404	8,772,166
(Loss) Income per Common Share [Abstract]
Basic (in dollars per share)	$ (0.01)	$ (0.47)	$ 0.34	$ (0.01)
Diluted (in dollars per share)	$ (0.01)	$ (0.47)	$ 0.34	$ (0.01)